Schedule of actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Actuarial assumption of expected rates of inflation [member]
IfrsStatementLineItems [Line Items]
Nominal rate	5.50%	4.00%
Actuarial assumption of discount rates [member] | Unified Plan Defined Benefit [Member]
IfrsStatementLineItems [Line Items]
Nominal rate	10.99%	6.96%
Real rate	5.20%	2.85%
Actuarial assumption of discount rates [member] | Unified Plan Balance [Member]
IfrsStatementLineItems [Line Items]
Nominal rate	10.99%	7.33%
Real rate	5.20%	3.20%
Actuarial assumption of discount rates [member] | Plan I I I [Member]
IfrsStatementLineItems [Line Items]
Nominal rate	11.09%	7.54%
Real rate	5.30%	3.40%
Actuarial assumption of discount rates [member] | Assistance Plan [Member]
IfrsStatementLineItems [Line Items]
Nominal rate	11.09%	7.33%
Real rate	5.30%	3.20%
Actuarial assumption of expected rates of salary increases [member] | Plan I I I [Member]
IfrsStatementLineItems [Line Items]
Nominal rate	6.56%	5.04%
Real rate	1.00%	1.00%
Actuarial assumption of expected rates of salary increases [member] | Unified Plan [Member]
IfrsStatementLineItems [Line Items]
Nominal rate	5.50%	4.00%
Real rate	0.00%	0.00%
Actuarial assumption of expected rates of salary increases [member] | Assistance Plan Aging Factor [Member]
IfrsStatementLineItems [Line Items]
Real rate	5.80%	4.60%
Actuarial assumption of mortality rates [member] | Mortality Table [Member]
IfrsStatementLineItems [Line Items]
Nominal assumption	AT - 2000	AT - 2000
Actuarial assumption of mortality rates [member] | Mortality Table Of Individuals With Permanent Dislity [Member]
IfrsStatementLineItems [Line Items]
Nominal assumption	WINKLEVOSS	WINKLEVOSS
Actuarial assumption of mortality rates [member] | Table Of New Disability Benefit Vested [Member]
IfrsStatementLineItems [Line Items]
Nominal assumption	TASA 1927	TASA 1927